Consolidated and Combined Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Allowance for doubtful accounts receivable, current	$ 1	$ 2
Common stock, shares authorized	250,000,000
Common stock, par or stated value per share	$ 0.01
Common stock shares issued	75,397,241
Common stock shares outstanding	75,397,241